UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JHL Capital Group LLC
Address: 900 N. Michigan Avenue
         Suite 1340
         Chicago, IL  60611

13F File Number:  028-14352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Litinsky
Title:     Managing Member
Phone:     (312) 628-7350

Signature, Place, and Date of Signing:

 /s/      James H. Litinsky     Chicago, IL/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $1,021,623 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    70884  1790000 SH       SOLE                  1790000        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109    47625   416300 SH  PUT  SOLE                   416300        0        0
AMERICAN CAP LTD               COM              02503Y103    27216  2400000 SH       SOLE                  2400000        0        0
GOOGLE INC                     CL A             38259P508    75450   100000 SH       SOLE                   100000        0        0
HYATT HOTELS CORP              COM CL A         448579102    19874   495000 SH       SOLE                   495000        0        0
MICROSOFT CORP                 COM              594918104    98274  3300000 SH       SOLE                  3300000        0        0
NASDAQ OMX GROUP INC           COM              631103108    51249  2200000 SH       SOLE                  2200000        0        0
OCWEN FINL CORP                COM NEW          675746309    31522  1150000 SH       SOLE                  1150000        0        0
OMNICOM GROUP INC              COM              681919106    66770  1295000 SH       SOLE                  1295000        0        0
SMITHFIELD FOODS INC           COM              832248108    12281   625000 SH       SOLE                   625000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   391909  2280000 SH  CALL SOLE                  2280000        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     8687   350000 SH  PUT  SOLE                   350000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    55062   950000 SH       SOLE                   950000        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    41800  3800000 SH       SOLE                  3800000        0        0
THOMAS PPTYS GROUP INC         COM              884453101     4278   735000 SH       SOLE                   735000        0        0
UBIQUITI NETWORKS INC          COM              90347A100    14578  1225000 SH       SOLE                  1225000        0        0
UNISYS CORP                    COM NEW          909214306     4164   200000 SH       SOLE                   200000        0        0